ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Accounts receivable	945,715	1,445,553	238,788
Allowance for doubtful accounts	(12,919)	(75,522)	(12,475)

Accounts receivable, net	932,796	1,370,031	226,313

Schedule of the movement of the allowance for doubtful accounts
	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Balance at the beginning of the year	3,032	12,919	2,134
Provisions	9,887	62,603	10,341

Balance at the end of the year	12,919	75,522	12,475